Derivative Financial Instruments (Balance Sheet Fair Value) (Details) - Cash Flow Hedging [Member] - USD ($) $ in Millions	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 945.0	$ 945.0
Derivative Liability, Fair Value	(19.8)	(20.8)	$ (16.1)
Interest Rate Swap 1 [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 425.3
Derivative, Variable Interest Rate	2.4725%
Derivative Liability, Fair Value	$ (5.2)	(4.7)
Interest Rate Swap 1 [Member] | Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount		$ 425.3
Derivative, Variable Interest Rate		2.4725%
Derivative Liability, Fair Value	(3.6)	$ (4.8)	(7.3)
Interest Rate Swap 2 [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 212.6
Derivative, Variable Interest Rate	2.474%
Derivative Liability, Fair Value	$ (2.6)	(2.3)
Interest Rate Swap 2 [Member] | Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount		$ 212.6
Derivative, Variable Interest Rate		2.474%
Derivative Liability, Fair Value	(1.9)	$ (2.5)	(3.6)
Interest Rate Swap 3 [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 212.6
Derivative, Variable Interest Rate	2.475%
Derivative Liability, Fair Value	$ (2.6)	(2.4)
Interest Rate Swap 3 [Member] | Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount		$ 212.6
Derivative, Variable Interest Rate		2.475%
Derivative Liability, Fair Value	(1.9)	$ (2.0)	(3.6)
Interest Rate Swap 4 [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 94.5
Derivative, Variable Interest Rate	2.4725%
Derivative Liability, Fair Value	$ (1.1)	(1.1)
Interest Rate Swap 4 [Member] | Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount		$ 94.5
Derivative, Variable Interest Rate		2.4725%
Derivative Liability, Fair Value	$ (0.9)	$ (1.0)	$ (1.6)